Schedule of Investments (unaudited) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 7.9%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$4,683,353
Alabama Public School and College Authority, Refunding RB, Series A, 5.00%, 11/01/30	11,900	12,838,988
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	10,144,243
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,141,002
Series A, 5.00%, 07/01/32	1,150	1,190,815
Series A, 5.00%, 07/01/33	1,600	1,652,458
Black Belt Energy Gas District, RB(a) 4.00%, 10/01/52	12,025	11,586,864
Series A, 5.25%, 01/01/54	10,000	9,983,152
Series B-2, 4.81%, 12/01/48	5,000	4,979,208
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,930	8,219,719
County of Jefferson Alabama Sewer Revenue, Refunding RB, CAB(b)
Series B, Senior Lien, (AGM), 0.00%, 10/01/31	7,375	4,691,647
Series B, Senior Lien, (AGM), 0.00%, 10/01/32	6,295	3,738,400
Series B, Senior Lien, (AGM), 0.00%, 10/01/33	1,275	710,339
Homewood Educational Building Authority, Refunding RB
Series A, 5.00%, 12/01/33	1,010	1,026,527
Series A, 5.00%, 12/01/34	1,380	1,398,211
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,965	2,050,356
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	517,574
Southeast Energy Authority A Cooperative District, RB(a)
Series A-2, 5.98%, 01/01/53	30,265	28,786,863
Series B-1, 5.00%, 05/01/53	9,375	9,284,198
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,139,133
(AGM), 5.00%, 11/01/30	2,000	2,060,617

		121,823,667

Arizona — 2.2%
Arizona Health Facilities Authority, Refunding RB, Series B, 5.00%, 02/01/33	1,810	1,810,844
Arizona Industrial Development Authority, RB(c)
4.00%, 07/01/29	590	534,381
4.50%, 07/01/29	765	703,343
4.00%, 07/01/30	555	494,592
Series A, 4.00%, 07/01/29	4,135	3,704,294
Arizona Sports & Tourism Authority, Refunding RB, Senior Lien, (BAM), 5.00%, 07/01/30	12,000	12,812,616
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	3,570	3,442,447
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.75%, 07/01/24(c)	165	164,487

Security	Par (000)	Value

Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(c)	$855	$796,708
Series A, 5.00%, 01/01/31	10,000	10,139,282

		34,602,994

California — 12.6%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(b)	10,530	7,727,679
Bay Area Toll Authority, RB, Class A, 5.34%, 04/01/36(a)	3,000	2,977,456
Bay Area Toll Authority, Refunding RB(a)
Series C, 4.54%, 04/01/56	4,500	4,518,915
Series E, 4.60%, 04/01/56	3,250	3,117,716
California Community Choice Financing Authority, RB(a)
5.51%, 12/01/53	6,750	6,456,533
5.23%, 02/01/54	9,780	9,757,438
5.50%, 10/01/54	2,500	2,575,312
Series A, 4.00%, 10/01/52	8,650	8,344,519
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,659,594
Series A, 5.00%, 11/15/33	1,855	1,918,313
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,615	3,062,899
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,014,658
California Municipal Finance Authority, RB, S/F Housing, Series A, 5.00%, 08/15/30	1,000	994,702
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,207,724
Series A, 5.00%, 07/01/31	1,050	1,055,126
California School Finance Authority, RB(c)
5.00%, 06/01/30	565	485,854
Series A, 5.00%, 06/01/29	280	267,803
Series A, 4.00%, 06/01/31	265	240,010
Series A, 5.00%, 06/01/32	1,100	1,019,172
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,231,894
Series A, AMT, 5.00%, 05/15/32	1,800	1,844,451
Series A, AMT, 5.00%, 05/15/33	675	690,540
Series A, AMT, 5.00%, 05/15/34	1,650	1,685,870
City of Los Angeles California, RB, 5.00%, 06/27/24	20,000	20,168,321
City of Los Angeles Department of Airports, ARB, AMT, 5.00%, 05/15/30	18,250	19,121,119
Compton Unified School District, GO, CAB(b)
Series B, (BAM), 0.00%, 06/01/33	1,000	610,595
Series B, (BAM), 0.00%, 06/01/34	1,125	646,107
Series B, (BAM), 0.00%, 06/01/35	1,000	537,101
Series B, (BAM), 0.00%, 06/01/36	1,000	498,822
El Camino Community College District Foundation, GO, CAB(b)
Series C, Election 2002, 0.00%, 08/01/30	9,090	6,990,164
Series C, Election 2002, 0.00%, 08/01/31	12,465	9,185,006
Series C, Election 2002, 0.00%, 08/01/32	17,435	12,301,040
Los Angeles Unified School District, GO, Series A, Election 2008, 4.00%, 07/01/33	3,000	3,002,615

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Monterey Peninsula Community College District, Refunding GO, CAB(b)
0.00%, 08/01/30	$3,500	$2,496,972
0.00%, 08/01/31	5,940	4,027,715
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	2,045	2,152,793
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	506,222
Series A, AMT, 5.00%, 03/01/31	1,500	1,517,221
Series A, AMT, 5.00%, 03/01/32	1,000	1,007,086
Series A, AMT, 5.00%, 03/01/33	975	981,613
Series A, AMT, 5.00%, 03/01/34	1,250	1,256,427
Series A, AMT, 5.00%, 03/01/35	2,000	2,007,441
Poway Unified School District, GO(b)
Series A, Election 2008, 0.00%, 08/01/30	10,000	7,778,225
Series A, Election 2008, 0.00%, 08/01/32	12,500	8,584,178
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,012,421
San Rafael City Elementary School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 08/01/30(b)	6,350	4,930,003
State of California, Refunding GO, 5.00%, 08/01/30	10,000	10,394,115
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	674,152
Wiseburn School District, GO, Series A, Election 2007, (NPFGC), 0.00%, 08/01/30(b)	7,505	5,837,558

		195,079,210

Colorado — 5.9%
Aspen Valley Hospital District, Refunding GO, 5.00%, 12/01/30	620	661,688
Central Platte Valley Metropolitan District, GO(d)
Series A, 5.13%, 12/01/23	700	700,421
Series A, 5.50%, 12/01/23	750	750,673
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	13,092,405
Series A, AMT, 5.00%, 12/01/33	25,000	25,329,817
Series D, AMT, 5.50%, 11/15/30	14,000	14,842,776
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(b)	1,000	696,815
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	2,500	2,329,639
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(c)	1,185	1,083,228
Colorado Health Facilities Authority, RB
5.00%, 11/01/30	1,000	1,031,285
Series B, 2.63%, 05/15/29	2,100	1,735,560
Series D, 4.74%, 05/15/61(a)	7,695	7,675,429
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/37	3,000	2,676,548
E-470 Public Highway Authority, Refunding RB, Series B, 3.91%, 09/01/39(a)	1,475	1,466,893
Park Creek Metropolitan District, Refunding RB
Series A, Senior Lien, 5.00%, 12/01/27	1,500	1,521,137
Series A, Senior Lien, 5.00%, 12/01/28	1,500	1,523,102
Series A, Senior Lien, 5.00%, 12/01/30	1,350	1,370,803
Series A, Senior Lien, 5.00%, 12/01/31	1,500	1,522,468
Plaza Metropolitan District No. 1, Refunding TA(c) 4.00%, 12/01/23	1,000	997,974

Security	Par (000)	Value

Colorado (continued)
Plaza Metropolitan District No. 1, Refunding TA(c) (continued)
4.10%, 12/01/24	$5,080	$4,977,727
4.20%, 12/01/25	5,280	5,092,204
Tallyn’s Reach Metropolitan District No. 3, GO, 5.00%, 12/01/23(c)(d)	467	467,235

		91,545,827

Connecticut — 0.8%
Capital Region Development Authority, Refunding RB
(SAP), 5.00%, 06/15/30	1,095	1,147,356
(SAP), 5.00%, 06/15/31	1,125	1,177,133
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(c)	370	340,952
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(c)	225	220,867
Series G-1, 5.00%, 07/01/28(c)	300	291,829
Series G-1, 5.00%, 07/01/29(c)	300	289,242
Series G-1, 5.00%, 07/01/30(c)	300	286,512
Series G-1, 5.00%, 07/01/32(c)	425	398,926
Series G-1, 5.00%, 07/01/34(c)	355	328,330
Series I-1, 5.00%, 07/01/35	400	408,494
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	7,275,432

		12,165,073

Delaware — 0.9%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/24	705	705,648
Series A, 5.00%, 07/01/25	805	806,614
Series A, 5.00%, 07/01/26	850	851,387
Series A, 5.00%, 07/01/27	890	888,590
Series A, 5.00%, 07/01/28	935	929,081
Delaware State Economic Development Authority, Refunding RB(a)
Series A, 1.25%, 10/01/45	6,035	5,586,549
Series B, 1.25%, 10/01/40	500	462,846
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,250	1,077,397
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,136,763

		13,444,875

District of Columbia — 1.1%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	17,325	17,615,141

Florida — 6.3%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,003,695
Capital Trust Agency, Inc., RB(c)
Series A, 4.00%, 06/15/29	1,530	1,367,854
Series A-1, 3.38%, 07/01/31	1,810	1,581,977
Central Florida Expressway Authority, Refunding RB
Senior Lien, 5.00%, 07/01/32	1,610	1,678,342
Senior Lien, 5.00%, 07/01/33	2,750	2,859,453
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,775,702
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 5.00%, 10/01/27	5,000	5,214,904

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	$6,690	$6,584,191
County of Palm Beach Florida, RB, 5.00%, 04/01/29(c)	915	910,243
County of St. Johns Florida Water & Sewer Revenue,
Refunding RB, CAB(b)
Series B, 0.00%, 06/01/30	2,000	1,531,604
Series B, 0.00%, 06/01/31	1,295	948,199
Series B, 0.00%, 06/01/32	2,495	1,744,424
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,169,678
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(c)	7,430	6,763,651
AMT, 3.00%, 06/01/32	3,000	2,258,626
Florida Development Finance Corp., Refunding RB(c)
4.00%, 06/01/24	105	103,732
4.00%, 06/01/25	100	96,765
4.00%, 06/01/26	110	104,260
4.00%, 09/15/30	470	410,989
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/30	2,325	2,392,400
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(c)	540	496,591
Lakewood Ranch Stewardship District, SAB, 5.40%, 05/01/28	1,000	998,192
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	340,880
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	900,110
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,000,964
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	12,336,869
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 05/15/31	410	367,027
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	19,820	19,572,472
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	887,682
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,238,177
St Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/25	180	172,845
4.00%, 12/15/28	200	180,496
4.00%, 12/15/29	215	190,145
4.00%, 12/15/30	195	169,152
4.00%, 12/15/31	205	174,843
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	493,260
Village Community Development District No. 15, SAB, 4.25%, 05/01/28(c)	730	711,839
Village Community Development District No. 5, Refunding SAB
3.50%, 05/01/28	4,635	4,436,847

Security	Par (000)	Value

Florida (continued)
Village Community Development District No. 5, Refunding SAB (continued)
4.00%, 05/01/33	$890	$844,787
4.00%, 05/01/34	1,965	1,843,323

		97,857,190

Georgia — 6.0%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/29	4,150	4,271,601
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,266,033
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,237,953
Series A, 5.00%, 05/15/30	8,000	7,928,877
Series A, 4.00%, 07/01/52(a)	3,500	3,364,280
Series A, 4.00%, 09/01/52(a)	15,000	13,956,331
Series A, 5.00%, 06/01/53(a)	11,185	10,996,789
Series B, 5.00%, 12/01/52(a)	20,190	19,920,146
Series C, 4.00%, 05/01/52(a)	5,360	5,052,901
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	9,865	9,789,260
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,120,048
Municipal Electric Authority of Georgia, Refunding RB
Series A, 5.00%, 01/01/29	2,000	2,043,670
Series A, 5.00%, 01/01/30	1,905	1,952,206
Series A, Subordinate, 5.00%, 01/01/29	1,200	1,226,202
Series A, Subordinate, 5.00%, 01/01/30	1,250	1,280,975

		92,407,272

Guam — 0.2%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/30	500	494,244
Series F, 5.00%, 01/01/30	1,160	1,159,161
Series F, 5.00%, 01/01/31	1,250	1,243,615

		2,897,020

Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(c)	155	144,818

Illinois — 10.3%
Chicago Board of Education, Refunding GO, Series C, 5.00%, 12/01/30	7,025	6,962,994
Chicago Housing Authority, RB, M/F Housing
Series A, 5.00%, 01/01/33	3,000	3,067,847
Series A, 5.00%, 01/01/35	1,500	1,524,949
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/33	5,000	4,992,137
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/27	5,000	4,876,270
Series B, Senior Lien, 5.00%, 01/01/33	6,000	6,176,042
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/26	3,000	3,046,434
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	1,012,789
Illinois Finance Authority, RB, 5.00%, 07/01/30	1,500	1,618,757
Illinois Finance Authority, Refunding RB
5.00%, 08/15/30	4,515	4,770,820

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB (continued)
Series A, 4.00%, 11/01/24	$425	$415,705
Series A, 5.00%, 11/01/26	460	443,090
Series A, 5.00%, 11/01/28	1,745	1,633,034
Series A, 5.00%, 11/01/29	1,840	1,696,924
Series A, 5.00%, 10/01/30	1,000	1,031,705
Series A, 5.00%, 11/01/30	1,935	1,759,658
Series A, 5.00%, 11/15/31	8,415	8,478,461
Series A, 4.00%, 10/01/32	1,000	985,411
Series A, 5.00%, 11/15/32	2,075	2,089,473
Series A, 4.00%, 02/01/33	12,850	12,497,926
Series A, 5.00%, 11/15/33	2,125	2,137,639
Series B, 5.00%, 08/15/30	3,205	3,282,549
Series B, 4.89%, 05/01/42(a)	1,750	1,687,119
Series C, 5.00%, 02/15/30	12,000	12,420,004
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	19,738,626
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,532,369
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,222,582
5.00%, 12/15/30	1,385	1,410,230
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	11,000	11,502,193
State of Illinois, GO
Series A, 5.00%, 12/01/26	10,805	11,015,190
Series A, 5.00%, 12/01/28	9,950	10,202,976
Series A, 5.00%, 03/01/32	1,500	1,547,069
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/30	7,000	7,178,716
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(c)	265	231,367

		159,189,055

Indiana — 0.5%
City of Valparaiso Indiana, RB, AMT, 5.88%, 01/01/24	165	165,428
Indiana Finance Authority, Refunding RB
Series A, 4.13%, 12/01/26	3,665	3,548,786
Series B, 4.39%, 03/01/39(a)	1,010	970,962
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,017,955
5.00%, 07/01/33	1,400	1,423,576

		7,126,707

Iowa(a) — 1.5%
Iowa Finance Authority, RB, AMT, 1.50%, 01/01/42	2,750	2,705,892
PEFA, Inc., RB, 5.00%, 09/01/49	21,415	21,258,655

		23,964,547

Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/24	1,550	1,543,867
City of Manhattan Kansas, RB
Series B-1, 2.88%, 06/01/28	70	61,774
Series B-2, 2.38%, 06/01/27	425	425,000

Security	Par (000)	Value

Kansas (continued)
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	$315	$298,914
City of Shawnee Kansas, RB, 4.00%, 08/01/31(c)	500	441,077
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,398,819

		4,169,451

Kentucky — 0.9%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	4,225	3,911,643
Kentucky Public Transportation Infrastructure Authority, RB, CAB
Series B, 0.00%, 07/01/30(b)	1,230	826,609
Series C, Convertible, 6.40%, 07/01/33(e)	1,500	1,682,118
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,429,707

		13,850,077

Louisiana — 1.3%
City of Ruston Louisiana Sales Tax Revenue, RB
(AGM), 5.00%, 06/01/29	1,060	1,084,660
(AGM), 5.00%, 06/01/30	1,000	1,022,263
(AGM), 5.00%, 06/01/31	1,020	1,042,111
(AGM), 5.00%, 06/01/32	1,225	1,250,402
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 08/15/30	4,700	4,787,243
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,055,655
Louisiana Public Facilities Authority, RB(c)
Series A, 5.00%, 06/01/29	700	669,133
Series A, 5.00%, 04/01/30	520	472,104
Series A, 5.00%, 06/01/31	500	458,415
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/29	1,235	1,249,654
5.00%, 05/15/30	990	1,000,513
3.00%, 05/15/31	2,225	1,926,451
5.00%, 05/15/32	1,485	1,498,120
5.00%, 05/15/33	2,175	2,191,388

		19,708,112

Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB
5.00%, 01/01/33	695	715,752
5.00%, 01/01/34	305	313,322
4.00%, 01/01/35	1,000	920,954
Maine Turnpike Authority, RB
5.00%, 07/01/29	300	319,432
5.00%, 07/01/30	275	295,593

		2,565,053

Maryland — 1.7%
Anne Arundel County Consolidated Special Taxing District, ST
4.20%, 07/01/24	165	164,365
4.90%, 07/01/30	1,315	1,290,333

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
City of Baltimore Maryland, Refunding RB, 5.00%, 09/01/31	$1,250	$1,179,950
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(c)	585	559,027
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	1,780,071
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/29	2,200	2,206,715
5.00%, 07/01/31	2,400	2,425,526
5.00%, 07/01/32	500	510,692
5.00%, 07/01/33	2,585	2,611,449
5.00%, 07/01/34	775	787,844
Series A, 5.00%, 01/01/31	2,865	2,890,718
Series A, 5.00%, 01/01/32	3,010	3,036,351
Series A, 5.00%, 01/01/33	3,165	3,191,830
State of Maryland, GO, 1st Series, 3.00%, 03/15/34	5,000	4,361,700

		26,996,571

Massachusetts — 1.1%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/33	5,000	5,196,808
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, CAB, Series A, 0.00%, 07/01/32(b)	4,000	2,597,119
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,070,840
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,024,565
Series A, 5.00%, 01/01/33	1,500	1,501,533
Series A, 5.00%, 01/01/34	2,085	2,078,256
Series A, 5.00%, 01/01/35	2,000	1,977,225

		16,446,346

Michigan — 2.6%
City of Detroit Michigan, GO
5.00%, 04/01/26	735	739,612
5.00%, 04/01/27	580	582,341
5.00%, 04/01/28	665	666,624
5.00%, 04/01/29	665	666,236
5.00%, 04/01/30	510	507,958
5.00%, 04/01/31	735	729,595
5.00%, 04/01/32	625	618,788
5.00%, 04/01/33	830	819,902
Michigan Finance Authority, Refunding RB
5.00%, 04/15/30	4,000	4,211,915
4.94%, 04/15/47(a)	16,595	16,545,587
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	985	929,861
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/30	1,325	1,339,916
AMT, 5.00%, 12/31/32	2,000	2,013,672
AMT, 4.00%, 10/01/61(a)	3,690	3,579,821
Michigan Strategic Fund, Refunding RB
5.00%, 11/15/29	1,260	1,211,932
5.00%, 11/15/34	1,410	1,303,624

Security	Par (000)	Value

Michigan (continued)
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	$2,070	$2,105,081
Series A, 5.00%, 07/01/32	1,430	1,453,676
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/30	800	863,568

		40,889,709

Minnesota — 0.5%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	1,185	1,075,180
Minnesota Housing Finance Agency, RB, S/F Housing
Series L, AMT, (FHLMC, FNMA, GNMA), 4.90%, 01/01/30	465	460,166
Series L, AMT, (FHLMC, FNMA, GNMA), 4.95%, 07/01/30	490	484,829
Sartell-St Stephen Independent School District No. 748, GO, CAB(b)
Series B, 0.00%, 02/01/30	3,915	2,816,741
Series B, 0.00%, 02/01/31	2,190	1,491,522
Series B, 0.00%, 02/01/32	1,450	934,248

		7,262,686

Mississippi — 1.3%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,328,576
Series A, (AGM), 5.00%, 03/01/31	1,595	1,628,767
Series A, (AGM), 5.00%, 03/01/32	2,000	2,041,728
Series A, (AGM), 5.00%, 03/01/33	1,275	1,301,183
State of Mississippi Gaming Tax Revenue, RB, Series E, 5.00%, 10/15/33	12,225	12,356,492

		19,656,746

Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 05/15/31	1,175	1,201,684
4.00%, 05/15/32	1,680	1,646,278
4.00%, 05/15/33	2,000	1,946,284
Series A, 4.00%, 11/15/33	2,010	1,919,330
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	810	668,907
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	410	350,099

		7,732,582

Montana — 0.6%
City of Forsyth Montana,Refunding RB, Series A, 3.90%, 03/01/31(a)	10,050	9,084,504

Nebraska — 0.0%
Elkhorn School District, GO
4.00%, 12/15/32	325	318,912
4.00%, 12/15/33	375	365,464

		684,376

Nevada — 0.4%
County of Clark Nevada, Refunding GO, Series B, 4.00%, 11/01/34	5,000	4,859,116

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	$290	$286,412
Series A, 4.50%, 12/15/29(c)	485	447,626

		5,593,154

New Hampshire — 0.6%
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	266,785
4.00%, 01/01/29	300	277,996
4.00%, 01/01/30	280	256,162
Class A, AMT, 4.47%, 10/01/33(a)	7,180	7,065,561
Series A, AMT, 4.00%, 11/01/27(c)	2,205	2,000,900

		9,867,404

New Jersey — 16.5%
Atlantic City Board of Education, Refunding GO
(AGM), 4.00%, 04/01/30	170	164,573
(AGM), 4.00%, 04/01/31	175	168,396
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(f)	480	479,600
New Jersey Economic Development Authority, ARB
5.25%, 09/15/29	6,500	6,336,188
Series A, AMT, 5.63%, 11/15/30	1,740	1,742,740
Series B, AMT, 5.63%, 11/15/30	1,315	1,310,081
New Jersey Economic Development Authority, RB
Series A, 4.00%, 06/15/29(c)	525	475,096
Series A, 4.00%, 07/01/29	335	318,869
Series A, 5.00%, 06/15/32	4,500	4,636,117
Series C, 5.00%, 06/15/32	3,600	3,708,894
Series DDD, 5.00%, 06/15/27(d)	2,000	2,091,863
Series QQQ, 5.00%, 06/15/30	600	631,045
AMT, 5.00%, 01/01/28	4,705	4,626,843
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/28	1,000	1,018,025
5.00%, 01/01/29	2,280	2,142,861
(AGM), 5.00%, 06/01/30	1,500	1,528,095
(AGM), 5.00%, 06/01/31	1,750	1,782,192
(AGM), 4.00%, 06/01/32	2,125	2,011,454
Series MMM, 4.00%, 06/15/35	5,000	4,760,617
Sub-Series A, 4.00%, 07/01/32	9,855	9,240,445
Series A, AMT, 2.20%, 10/01/39(a)	4,000	3,300,108
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	4,472,478
New Jersey Educational Facilities Authority, RB, Series A, 4.00%, 09/01/30	5,860	5,716,213
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	1,500	1,499,918
5.00%, 07/01/29	4,150	4,225,429
5.00%, 07/01/30	3,500	3,555,222
Series A, 5.00%, 07/01/30	11,245	11,529,970
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	5,537,132
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,261,836
Series A, AMT, 4.00%, 12/01/32	900	867,768
Series A, AMT, 4.00%, 12/01/33	725	699,036

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series A, AMT, 4.00%, 12/01/34	$360	$348,892
Series A, AMT, 4.00%, 12/01/35	360	350,009
Series B, AMT, 5.00%, 12/01/23	50	49,997
Series B, AMT, 5.00%, 12/01/30	5,000	5,071,705
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/23	215	214,986
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,165	9,192,030
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/27	4,225	4,300,565
Series AA, 5.25%, 06/15/28	4,500	4,580,520
Series BB, 5.00%, 06/15/30	1,500	1,562,116
Series C, (NPFGC), 0.00%, 12/15/30(b)	45,000	32,751,065
Series C, 5.25%, 06/15/32	10,000	10,065,354
Series D, 5.00%, 06/15/32	5,000	5,050,840
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	6,600	6,714,062
Series A, 5.00%, 12/15/30	21,325	22,188,727
Newark Housing Authority, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,126,971
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	503,290
State of New Jersey, GO, Series A, 4.00%, 06/01/30	26,000	25,879,042
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	17,263,504
Series A, 5.00%, 06/01/32	8,270	8,515,355
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/24(d)	3,450	3,476,411

		256,044,545

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	480	416,282
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	887,147
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, 3.75%, 09/01/31	100	94,875
Series A-1, AMT, 3.88%, 04/01/34	20	18,723
Series A-2, AMT, 3.80%, 11/01/32	100	94,383
Series A-2, AMT, 3.80%, 09/01/33	100	93,479

		1,604,889

New York — 5.5%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(c)	280	280,333
County of Nassau New York, GO
Series A, (AGM), 5.00%, 04/01/34	4,165	4,319,073
Series A, (AGM), 5.00%, 04/01/35	4,385	4,528,502
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/30	500	501,779
Hempstead Town Local Development Corp., Refunding RB
5.00%, 06/01/30	200	208,628
5.00%, 06/01/31	300	313,533
5.00%, 06/01/32	100	104,333
Metropolitan Transportation Authority, Refunding RB 2nd Sub Series, (AGM), 4.36%, 11/01/32(a)	2,875	2,806,798

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Sub-Series C-1, 5.00%, 11/15/34	$10,000	$10,150,253
Metropolitan Transportation Authority, Refunding RB, CAB, Series A, 0.00%, 11/15/30(b)	13,000	9,270,098
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	5,185,410
New York State Energy Research & Development Authority, Refunding RB, Series D, 3.50%, 10/01/29	9,000	8,400,522
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(c)	2,250	2,168,453
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,590	2,535,724
AMT, 5.00%, 01/01/31	5,000	4,869,873
Series A, AMT, 4.00%, 07/01/32	5,500	4,968,392
Series A, AMT, 4.00%, 07/01/33	6,000	5,450,383
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	13,140	12,062,970
AMT, 4.00%, 10/31/34	350	311,392
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	2,275	1,911,377
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/28	350	350,287
Series A, AMT, 5.00%, 12/01/29	235	234,234
Series A, AMT, 5.00%, 12/01/30	250	250,648
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 5.00%, 07/15/30	3,730	3,844,911

		85,027,906

North Carolina — 1.8%
City of Charlotte North Carolina, Refunding GO
Series A, 5.00%, 06/01/28	330	350,244
Series A, 5.00%, 06/01/29	350	375,299
Series A, 5.00%, 06/01/30	485	524,868
North Carolina Medical Care Commission, RB
4.00%, 09/01/33	175	151,949
4.00%, 09/01/34	185	157,635
Series A, 4.00%, 10/01/27	600	585,132
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	1,500	1,415,659
North Carolina Turnpike Authority, Refunding RB, CAB, Series C, (SAP), 0.00%, 07/01/30(b)	550	369,296
University of North Carolina at Chapel Hill, Refunding RB(a)
Series A, 4.21%, 12/01/34	7,000	6,676,085
Series A, 4.21%, 12/01/41	17,845	17,760,502

		28,366,669

Ohio — 1.4%
Akron Bath Copley Joint Township Hospital District, Refunding RB, Class A, 5.00%, 11/15/30	1,010	1,055,351
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	415,568
American Municipal Power, Inc., Refunding RB, Series A-2, 1.00%, 02/15/48(a)	6,000	5,850,116
Ohio Air Quality Development Authority, Refunding RB
3.25%, 09/01/29	4,450	4,021,793
4.00%, 09/01/30(a)	1,650	1,614,110

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, Refunding RB (continued)
Series A, AMT, 4.25%, 11/01/39(a)	$1,525	$1,491,244
Ohio State University, RB, Class A, 5.00%, 12/01/30	3,320	3,585,552
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,642,951
AMT, (AGM), 5.00%, 12/31/30	2,400	2,424,314

		22,100,999

Oklahoma — 0.9%
Norman Regional Hospital Authority, Refunding RB
5.00%, 09/01/27	2,100	2,090,887
5.00%, 09/01/28	2,000	1,987,712
5.00%, 09/01/29	2,150	2,128,714
5.00%, 09/01/30	5,130	5,058,503
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,292,637

		13,558,453

Oregon — 0.9%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,497,143
Oregon State Facilities Authority, Refunding RB, Series B, 5.00%, 06/01/30	4,750	4,925,134
Port of Morrow Oregon, Refunding GO
Series A, 4.00%, 06/01/30	1,205	1,181,584
Series D, 4.00%, 12/01/30	880	860,972

		14,464,833

Pennsylvania — 18.2%
Allegheny County Higher Education Building Authority Refunding RB, 4.01%, 02/01/33(a)	6,250	6,157,013
Allegheny County Hospital Development Authority, RB, Series D2, 4.89%, 11/15/47(a)	5,205	5,185,586
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,139,673
Series A, 5.00%, 04/01/34	3,345	3,395,473
Series A, 5.00%, 04/01/35	1,000	1,010,933
Allentown City School District, Refunding GO, Series B, (BAM SAW), 5.00%, 02/01/31	4,000	4,150,771
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/28	835	838,826
5.00%, 05/01/32	9,310	9,155,475
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
5.00%, 05/01/29	450	449,380
5.00%, 05/01/30	450	448,182
Bucks County Industrial Development Authority, RB
5.00%, 07/01/29	555	507,455
5.00%, 07/01/30	700	625,747
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	1,845,500
Series A, 5.00%, 10/01/32	1,450	1,476,044
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(c)	197	192,846
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	5,305,313

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 5.00%, 08/01/30	$9,235	$9,539,462
(AGM), 4.00%, 08/01/32	6,000	5,831,790
Series A, 5.00%, 08/01/30	4,500	4,663,844
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,664,591
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	6,000	6,119,617
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 4.00%, 01/01/30	7,000	6,971,404
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	570	558,809
5.00%, 01/01/30	1,285	1,253,994
5.00%, 01/01/32	1,510	1,464,224
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,248,829
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	825	838,130
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,058,158
Series A-2, 5.00%, 02/15/34	1,750	1,768,746
Lancaster County Hospital Authority, Refunding RB, Series A, 3.00%, 08/15/30	2,535	2,342,599
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	145,328
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	15,000	13,834,172
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,582,452
4.00%, 09/01/36	1,500	1,344,518
Series A, 5.00%, 09/01/31	1,750	1,781,205
Series A, 5.00%, 09/01/32	1,315	1,325,123
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 01/01/30	2,000	1,815,996
4.10%, 04/01/53(a)	7,905	7,809,064
Series A, 5.25%, 01/15/25(d)	3,250	3,296,036
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	5,588,714
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/30	2,500	2,619,977
AMT, 5.00%, 12/31/29	8,750	8,794,325
AMT, 5.00%, 06/30/30	3,500	3,526,729
AMT, 5.00%, 12/31/30	13,100	13,128,261
AMT, 5.00%, 12/31/34	16,500	16,278,993
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	4,500	4,600,149
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 5.00%, 06/15/30	7,910	8,144,766
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	428,222
5.00%, 05/01/31	1,275	1,283,724
4.00%, 05/01/32	3,000	2,451,228
5.00%, 05/01/32	1,750	1,760,753

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued)
5.00%, 05/01/33	$3,320	$3,337,104
5.00%, 05/01/35	1,000	1,001,185
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 1.90%, 04/01/30	1,625	1,380,582
Series 137, 1.95%, 10/01/30	875	734,024
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	8,890	7,886,271
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	853,833
Series B, 5.00%, 12/01/30	620	666,249
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,099,848
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,206,163
Sub-Series B-1, 5.00%, 06/01/33	4,000	4,121,432
Pennsylvania Turnpike Commission, Refunding RB
2nd Series, 5.00%, 12/01/32	1,000	1,035,592
2nd Series, 5.00%, 12/01/35	2,005	2,051,651
2nd Sub Series, 5.00%, 12/01/33	1,815	1,874,606
2nd Sub Series, 5.00%, 12/01/34	1,500	1,543,767
Series B, 5.00%, 12/01/30	330	354,617
Sub-Series B-2, (AGM), 5.00%, 06/01/34	4,000	4,111,444
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	300	270,285
Philadelphia Gas Works Colorado, RB, Series A, (AGM), 5.00%, 08/01/30	800	842,266
Philadelphia Gas Works Colorado, Refunding RB, Series 14-T, 5.00%, 10/01/30	425	433,738
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	216,927
School District of Philadelphia, GO(g)
Series A, 5.00%, 09/01/24	1,500	1,509,584
Series A, 5.00%, 09/01/25	1,300	1,319,287
Series A, 5.00%, 09/01/26	3,250	3,330,009
Series A, 5.00%, 09/01/27	2,675	2,764,203
Series A, 5.00%, 09/01/28	1,630	1,696,522
Series A, 5.00%, 09/01/30	2,380	2,494,990
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,286,895
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	471,332
Series A, (GTD), 4.00%, 07/01/33	440	416,186
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	124,312
Series A, 4.00%, 11/15/28	105	99,205
Series A, 4.00%, 11/15/29	140	129,222
Series A, 4.00%, 11/15/30	190	173,430
Series A, 4.00%, 11/15/31	200	180,621
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,528,760
(BAM), 5.00%, 08/15/31	5,000	5,196,219
(BAM), 5.00%, 08/15/32	17,945	18,632,031

		282,122,541

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 5.1%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	$1,534	$1,566,797
Series A-1, Restructured, 5.75%, 07/01/31	5,097	5,240,145
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/29	14,055	10,715,348
Series A-1, Restructured, 0.00%, 07/01/31	38,523	26,538,930
Series A-1, Restructured, 0.00%, 07/01/33	43,149	26,651,949
Series B-1, Restructured, 0.00%, 07/01/31	5,755	3,963,400
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,001,435

		78,678,004

Rhode Island — 1.0%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	1,500	1,464,718
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	1,950	1,981,641
Series A, AMT, 5.00%, 12/01/30	1,300	1,325,237
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	2,760,668
Series A, 5.00%, 06/01/29	4,500	4,517,555
Series A, 5.00%, 06/01/30	4,215	4,230,380

		16,280,199

South Carolina — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,200	3,188,210
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,019,817
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	2,900,267

		16,108,294

Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	1,776,231
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/31	6,210	6,215,603
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/31	1,300	1,321,277
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	6,000	5,660,750
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	4,894,165

		19,868,026

Texas — 14.5%
Arlington Higher Education Finance Corp., RB, 4.00%, 06/15/31	3,030	2,604,335
Central Texas Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 07/01/25(d)	4,275	4,348,039
Central Texas Turnpike System, RB
Series C, 5.00%, 08/15/32	12,500	12,487,698
Series C, 5.00%, 08/15/33	14,000	13,712,912
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30	2,000	2,042,273
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	963,710
City of Houston Texas Airport System Revenue, ARB AMT, 5.00%, 07/15/28	3,000	2,945,842

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, ARB (continued)
Series B-1, AMT, 5.00%, 07/15/30	$1,900	$1,830,750
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,293,818
AMT, 4.75%, 07/01/24	3,135	3,123,809
AMT, 5.00%, 07/01/29	9,000	8,755,832
Series C, AMT, 5.00%, 07/15/27	2,000	1,940,457
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,228,603
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	7,315	7,509,216
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/33	1,650	1,651,533
Clifton Higher Education Finance Corp., Refunding RB
Series A, (PSF), 4.00%, 08/15/31	1,250	1,225,868
Series A, 3.95%, 12/01/32	1,800	1,533,195
County of Nueces Texas, Refunding GO
4.00%, 02/15/33	1,165	1,137,742
4.00%, 02/15/35	725	693,823
Dallas Fort Worth International Airport, Refunding RB
5.00%, 11/01/32	5,000	5,316,817
Series A, AMT, 5.25%, 11/01/29	6,000	6,000,000
DeSoto Independent School District, Refunding GO, (PSF), 5.00%, 08/15/30	3,980	4,273,854
Harris County Cultural Education Facilities Finance Corp., RB
Series B, 5.75%, 01/01/28	500	482,010
Series B, 6.38%, 01/01/33	40	38,518
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	1,150	1,086,969
Series A, 5.00%, 01/01/33	1,090	949,194
Series A, 5.00%, 06/01/33	3,000	2,656,834
Leander Independent School District, Refunding GO, CAB(b)
Series D, (PSF), 0.00%, 08/15/24(d)	4,485	2,888,753
Series D, (PSF), 0.00%, 08/15/31	1,200	851,406
Series D, (PSF), 0.00%, 08/15/32	1,875	1,177,068
Series D, (PSF), 0.00%, 08/15/32(d)	125	84,579
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/26	430	435,427
Matagorda County Navigation District No. 1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	31,120	29,836,820
Series B, (AMBAC), 4.55%, 05/01/30	10,000	9,432,532
Series B-2, 4.00%, 06/01/30	12,995	12,126,926
AMT, 4.25%, 05/01/30	6,855	6,552,946
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(b)(d)	21,370	14,817,618
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(c)	3,805	3,579,529
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(c)	335	302,505
Socorro Independent School District, Refunding GO, Series B, (PSF), 4.00%, 08/15/34	3,000	2,989,959
Spring Branch Independent School District, GO, (PSF), 3.00%, 02/01/33	5,000	4,471,936

9

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	$3,585	$3,729,325
Series B, 5.00%, 07/01/35	6,000	6,069,510
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A-1, 5.00%, 10/01/29	1,000	984,261
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	16,435	16,051,025
5.00%, 12/15/32	5,000	4,845,683
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,636,381
Texas Water Development Board, RB, 5.00%, 10/15/30	3,850	4,142,800

		224,840,640

Utah — 0.5%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/30	2,980	3,047,435
Utah Transit Authority, Refunding RB, Subordinate, 4.00%, 12/15/31	5,000	4,915,189

		7,962,624

Virginia — 1.0%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	482,134
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/23(d)	2,000	2,001,000
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(c)	1,000	848,051
Loudoun County Economic Development Authority, RB, Series B, 4.10%, 02/15/38(a)	10,000	10,000,000
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	1,650	1,600,598

		14,931,783

Washington — 2.4%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 4.42%, 01/01/40(a)	5,750	5,676,564
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	6,739,854
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,034,845
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	9,680,953
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	4,240	3,887,613
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/24	350	350,062
Series A, 5.00%, 07/01/25	350	350,542
Series A, 5.00%, 07/01/26	285	286,392
Series A, 5.00%, 07/01/27	350	353,188
Series A, 5.00%, 07/01/28	550	556,943
Series A, 5.00%, 07/01/29	775	786,463
Series A, 5.00%, 07/01/30	815	828,277

Security	Par (000)	Value

Washington (continued)
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	$1,000	$1,020,518
Series A, 5.00%, 01/01/32	1,140	1,163,933

		37,716,147

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,001,097
Series A, 5.00%, 06/01/33	1,100	1,125,362

		3,126,459

Wisconsin — 3.0%
Public Finance Authority, RB(c)
4.00%, 06/15/30	1,520	1,308,241
5.00%, 01/01/31	650	606,884
Class A, 5.00%, 06/15/31	720	648,971
Series A, 4.00%, 07/15/29	575	528,067
Series A, 4.00%, 03/01/30	1,305	1,206,292
Series A, 3.75%, 06/01/30	345	303,125
Public Finance Authority, Refunding RB
4.00%, 09/01/29(c)	325	277,471
Class A, 3.00%, 12/01/26	250	235,678
Class C, 4.00%, 10/01/41(a)	7,000	6,639,529
AMT, 2.63%, 11/01/25	3,000	2,836,964
Class B, AMT, 4.00%, 10/01/46(a)	1,750	1,729,294
Series B, AMT, 5.25%, 07/01/28	1,780	1,765,360
State of Wisconsin, GO, Series A, 4.61%, 05/01/25(a)	12,160	11,979,314
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/35	2,500	2,611,238
Series C-4, 4.74%, 08/15/54(a)	8,200	8,179,527
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	7,265	6,246,871

		47,102,826

Total Municipal Bonds — 143.5% (Cost: $2,353,867,855)		2,224,276,004

Municipal Bonds Transferred to Tender Option Bond Trusts(h)(i)

Colorado(a) — 0.7%
City & County of Denver Colorado Airport System Revenue, Refunding RB
Series A, AMT, 4.25%, 11/15/31	8,085	7,781,406
Series A, AMT, 4.25%, 11/15/32	2,230	2,146,389

		9,927,795

Florida — 5.9%
County of Broward Florida Airport System Revenue, RB
Series Q-1, 4.00%, 10/01/29	17,200	16,828,598
Series Q-1, 4.00%, 10/01/30	18,095	17,704,299
Series Q-1, 4.00%, 10/01/31	18,820	18,413,638

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Broward Florida Airport System Revenue, RB (continued)
Series Q-1, 4.00%, 10/01/32	$19,575	$19,152,329
Series Q-1, 4.00%, 10/01/33	20,355	19,915,496

		92,014,360

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.6% (Cost: $104,359,983)		101,942,155

Total Long-Term Investments — 150.1% (Cost: $2,458,227,838)		2,326,218,159

	Shares

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(j)(k)	33,276,987	33,276,987

Total Short-Term Securities — 2.2% (Cost: $33,273,375)		33,276,987

Total Investments — 152.3% (Cost: $2,491,501,213)		2,359,495,146
Other Assets Less Liabilities — 0.6%		9,685,426
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(69,834,297)
RVMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.4)%		(749,775,699)

Net Assets Applicable to Common Shares — 100.0%		$1,549,570,576

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2029 to November 15, 2032, is $71,728,412.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$88,184,293	$—	$(54,908,273	)(a)	$1,472	$(505)	$33,276,987	33,276,987	$615,747	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

11

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$2,224,276,004	$—	$2,224,276,004
Municipal Bonds Transferred to Tender Option Bond Trusts	—	101,942,155	—	101,942,155
Short-Term Securities
Money Market Funds	33,276,987	—	—	33,276,987

	$33,276,987	$2,326,218,159	$—	$2,359,495,146

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(69,569,982)	$—	$(69,569,982)
RVMTP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)

	$—	$(819,569,982)	$—	$(819,569,982)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

Portfolio Abbreviation (continued)

SAB	Special Assessment Bonds

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	12